Note 32 - Events After The Balance Sheet Date (Details Textual) - USD ($)			12 Months Ended
		May 25, 2018	Mar. 31, 2018	Mar. 31, 2017	Jul. 13, 2018
Statement Line Items [Line Items]
Key management personnel compensation	[1]		$ 2,196,498	$ 1,253,000
Employment agreement [member]
Statement Line Items [Line Items]
Key management personnel compensation		$ 400,000
Key management personnel compensation, signing bonus		$ 20,000
Major ordinary share transactions [member]
Statement Line Items [Line Items]
Authorised share price of future issuance of ordinary shares					$ 0.10

[1]	Non-Executive Directors' fees are set at 50,000 for all Directors except for the Chairman of Board whose fees are set at 80,000. The above table includes the value in $ using an exchange rate of $1.4098 to 1.